Pension Benefits Change in Assumptions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Net Periodic Benefit Cost, Discount Rate Decrease	$ 8
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Net Periodic Benefit Cost, Discount Rate Increase	(6)
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Decrease	3
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets Increase	(3)
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Benefit Obligation, Discount Rate Decrease	102
Defined Benefit Plan, Effect of Change in Assumption Used Calculating Benefit Obligation, Discount Rate Increase	$ (95)